Debt - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended		4 Months Ended	12 Months Ended
	Jul. 27, 2023	Feb. 23, 2022	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2022	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt		$ 951,000				$ 608,000		$ 518,000
Total principal debt						625,000		496,000
Secured debt
Debt Instrument [Line Items]
Total principal debt						575,000		446,000
$575 million secured bond in issue | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 575,000	$ 500,000		575,000	$ 75,000
Debt instrument, interest rate (as percent)			8.375%	8.375%
Debt instrument, basis spread on variable rate of par			100.75%
Repayments of debt						123,000
Long-term debt		$ 683,000
Basis spread on variable rate (as a percent)		12.50%
Total principal debt						575,000		$ 0
Debt instrument, debt default, percentage		5.00%
Payment for debt extinguishment						150,000
Debt instrument, exit fee						8,000
$575 million secured bond in issue | Secured debt | Cash
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		5.00%
$575 million secured bond in issue | Secured debt | Pay-if-you-can
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		7.50%
Five year first lien revolving credit facility | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Debt instrument, term				5 years
Line of credit facility, accordion feature, increase limit				$ 100,000
Maximum borrowing capacity				225,000
Five year first lien revolving credit facility | Line of credit | Letter of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 50,000
Super senior secured credit facility due 2026
Debt Instrument [Line Items]
Debt instrument, debt default, percentage		3.00%
Make-whole premium payable period		3 years
Super senior secured credit facility due 2026 | Secured overnight financing rate (SOFR) overnight index swap rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		7.00%
Super senior secured credit facility due 2026 | Secured debt
Debt Instrument [Line Items]
Repayments of debt						187,000
Gain (loss) on extinguishment of debt						$ (10,000)
Maximum borrowing capacity		$ 300,000
Net loss on debt extinguishment	$ (10,000)
Super senior secured credit facility due 2026 | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term debt		125,000
Line of credit facility, unused capacity, commitment fee percentage					2.80%
Super senior secured credit facility due 2026 | Line of credit | Secured debt
Debt Instrument [Line Items]
Long-term debt		175,000
Pari passu facility | Secured debt
Debt Instrument [Line Items]
Total principal debt		50,000
Unsecured Convertible Bond - debt component (Level 3) | Unsecured notes
Debt Instrument [Line Items]
Long-term debt		$ 50,000
Basis spread on variable rate (as a percent)		6.00%